Annual Operating Expenses {- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-08 - Fidelity® Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio-Default
Sep. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.73%